Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan investments	$ 17,018	$ 15,580
Total assets measured at fair value	17,018	15,580
Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan investments	17,018	15,580
Total assets measured at fair value	17,018	15,580
Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan investments
Total assets measured at fair value
Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan investments
Total assets measured at fair value